Deferred compensation expense (Details) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Deferred compensation expense
Total compensation expense relating to deferred compensation	SFr 512	SFr 273	SFr 452	SFr 785	SFr 882
Deferred cash awards
Deferred compensation expense
Total compensation expense relating to deferred compensation	138	10	96	148	186
Retention Awards
Deferred compensation expense
Total compensation expense relating to deferred compensation	10	9	3	19	8
Contingent Capital Awards (CCA)
Deferred compensation expense
Total compensation expense relating to deferred compensation	100	(14)	83	86	160
Performance shares | Performance share awards
Deferred compensation expense
Total compensation expense relating to deferred compensation	120	113	122	233	230
Stock compensation plan | Share awards
Deferred compensation expense
Total compensation expense relating to deferred compensation	SFr 144	SFr 155	SFr 148	299	298
Bank
Deferred compensation expense
Total compensation expense relating to deferred compensation				754	846
Bank | Deferred cash awards
Deferred compensation expense
Total compensation expense relating to deferred compensation				143	168
Bank | Retention Awards
Deferred compensation expense
Total compensation expense relating to deferred compensation				19	8
Bank | Contingent Capital Awards (CCA)
Deferred compensation expense
Total compensation expense relating to deferred compensation				83	156
Bank | Performance shares | Performance share awards
Deferred compensation expense
Total compensation expense relating to deferred compensation				220	223
Bank | Stock compensation plan | Share awards
Deferred compensation expense
Total compensation expense relating to deferred compensation				SFr 289	SFr 291